Schedule H, Line 4i – Schedule of Assets (Held At End of Year)	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4i – Schedule of Assets (Held At End of Year)
ORIGIN BANCORP, INC.
EMPLOYEE RETIREMENT PLAN
EIN: 72-1192928
Plan #003

Schedule H, Line 4i — Schedule of Assets (Held at End of Year)
December 31, 2025

(a)	(b) Identity of issuer, borrower, lessor, or similar party	(c) Description of investment including maturity date, rate of interest, collateral, par, or maturity value	(d) Cost	(e) Current value

	Mutual funds of registered investment companies
	The American Funds	American Funds New World R6	**	$1,867,727
	Dodge & Cox	Dodge & Cox Income	**	6,329,435
	Dodge & Cox	Dodge & Cox Stock	**	6,899,988
	Federated Securities Corporation	Government Obligations Fund	**	1,257,014
	MFS Investment Management	MFS Growth R6 Fund	**	8,420,528
	MFS Investment Management	MFS INTL Diversification R6 FD	**	2,148,366
	MFS Investment Management	MFS New Discovery R6	**	109,866
	TIAA Investments	TIAA-CREF Lifestyle Aggressive Growth Institutional	**	1,430,875
	TIAA Investments	TIAA-CREF Lifestyle Conservative Institutional	**	14,160,403
	TIAA Investments	TIAA-CREF Lifestyle Growth Institutional	**	2,169,748
	TIAA Investments	TIAA-CREF Lifestyle Income Institutional	**	112,899
	TIAA Investments	TIAA-CREF Lifestyle Moderate Institutional	**	2,997,856
	PIMCO	PIMCO Income Institutional	**	2,539,706
	T. Rowe Price	T. Rowe Price Dividend Growth	**	5,250,376
	T.Rowe Price	T. Rowe Price MD-CP GR I FD	**	198,307
	Vanguard	Vanguard International Growth Admiral	**	2,499,752
	Vanguard	Vanguard Mid-cap Index Admiral	**	4,973,977
	Vanguard	Vanguard Real Estate Index Admiral	**	625,983
	Vanguard	Vanguard Short Term Federal Admiral	**	2,996,832
	Vanguard	Vanguard Small-cap Index Admiral	**	3,353,749
	Vanguard	Vanguard 500 Index Admiral	**	15,255,541
	Vanguard	Vanguard Total International Stock Index Admiral	**	1,657,507
	Total Mutual Funds			87,256,435
*	Notes receivable from participants	0-12 years maturity; Interest from 4.25% to 9.50%	**	1,852,266
*	Origin Bancorp, Inc. Common Stock	1,009,600 shares of common stock; $5.00 par value per share	**	37,971,052
				$127,079,753
*    Party-in-interest as defined by ERISA
**     Cost omitted for participant-directed investments